Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

11.  Leases

The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2020, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	As of
	December 31,	December 31,
	2020	2020
	RMB	US$
ASSETS
Operating lease right-of-use assets, net	10,801	1,655
LIABILITIES
Short-term operating lease liabilities	5,911	906
Long-term operating lease liabilities	4,048	620

The lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is summarized as follows:

		Year ended
		December 31,	December 31,
		2020	2020
		RMB	US$
	Classification in consolidated statements of operations and comprehensive loss
Operating lease cost	Cost of revenues and operating expenses	42,643	6,535

A summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2020 is as follows:

	December 31,	December 31,
	2020	2020
	RMB	US$
2021	6,030	924
2022	2,569	394
2023	1,299	199
2024	548	84
2025	—	—
Total lease payments	10,446	1,601
Less: imputed interest	(487)	(75)
Total	9,959	1,526

Future minium lease payment under the Group’s non-cancellable operating leases of office spaces and venues for auto shows as of December 31, 2019, presented based on the Group’s historical accounting prior to the adoption of the new lease guidance, is as follows:

	December 31,	December 31,
	2019	2019
	RMB	US$
2020	11,255	1,617
2021	5,786	831
2022	1,534	220
2023	499	72
2024	291	42
Total minimum commitments	19,365	2,782

As of December 31, 2020, the Group's weighted-average remaining lease term was 2.35 years, and weighted-average discount rate was 4.75%.

As of
December 31,
2020
Weighted average remaining lease term	2.35
Weighted average discount rate	4.75%

As of December 31, 2020, the Group does not have any significant operating or finance leases that have not yet commenced. The Group's lease agreements do not contain any material residual value guarantees or material restrictive covenants.